Equity Capital and Earnings Per Share - Summary of Reconciliation of Denominator (Number of Shares) in Calculation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based payments arrangements [Member]
Earnings per share [Line Items]
Anti-dilutive stock-based awards excluded from the calculation of EPS	9	0